NOTE RECEIVABLES (Details Narrative) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
PREPAYMENTS
Annual interest percentage	5.00%	5.00%
Maturity date	November 4, 2022	November 4, 2022
Note Receivable From Related Party		$ 3,798,130
Accrued interest for the loan	¥ 23	$ 167,626